Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Provision for income taxes
The provision for income taxes has been computed as follows:

	Years Ended December 31
	2023	2022
Net (loss) income before income taxes	$(516,582)	$890,915
Expected income taxes at the statutory rate of 24.64% (2022 – 24.80%) (1)	(127,286)	220,947
Increase (decrease) in income taxes resulting from:
Effect of foreign exchange	(2,089)	4,976
Effect of rate adjustments for foreign jurisdictions	5,062	(25,522)
Effect of change in deferred tax benefit not recognized (2)	6,347	(129,931)
Effect of internal debt restructuring (3)	(186,460)	(44,762)
Repatriation and related taxes	13,565	—
Adjustments, assessments and other	7,635	9,602
Income tax (recovery) expense	$(283,226)	$35,310
(1)The expected income tax rate decreased due to changes in the provincial apportionment of Canadian income.
(2)A deferred tax asset of $40.4 million remains unrecognized due to uncertainty surrounding future commodity prices and future capital gains (December 31, 2022 - $14.4 million). These deferred income tax assets relate to capital losses of $101.8 million and non-capital losses of $113.0 million.
(3)A deferred income tax asset has been recognized immediately after the closing of the Ranger acquisition due to effects of the transaction structuring.

Continuity of net deferred income tax liability
A continuity of the net deferred income tax liability is detailed in the following tables:

As at	January 1, 2023	Recognized in Net Income	Business Combination	Foreign Currency Translation Adjustment	December 31, 2023
Taxable temporary differences:
Petroleum and natural gas properties	$(807,514)	$200,623	$(111,131)	$11,921	$(706,101)
Financial derivatives	(2,506)	4,506	(4,738)	—	(2,738)
Other	(20,951)	8,225	—	(320)	(13,046)
Deductible temporary differences:
Asset retirement obligations	145,275	(873)	6,575	(121)	150,856
Non-capital losses (1)(2)	416,131	79,343	156,385	(4,298)	647,561
Finance costs	60,951	5,805	53,761	(5,237)	115,280
Net deferred income tax (liability) asset (3)	$(208,614)	$297,629	$100,852	$1,945	$191,812
(1)Non-capital loss carry-forwards at December 31, 2023 totaled $3.2 billion, of which $2.6 billion will expire from 2033 to 2040, and $575.7 million does not have an expiry date.
(2)A deferred income tax asset of $213.1 million has been recognized in respect of non-capital losses of a wholly owned financing subsidiary of Baytex; which losses will be offset against future interest income to be earned as a result of an internal debt restructuring.
(3)The net deferred income tax asset is comprised of a deferred income tax asset of $213.1 million and a deferred income tax liability of $21.3 million.

As at	January 1, 2022	Recognized in Net Loss	Foreign Currency Translation Adjustment	December 31, 2022
Taxable temporary differences:
Petroleum and natural gas properties	$(760,579)	$(18,081)	$(28,854)	$(807,514)
Financial derivatives	—	(2,506)	—	(2,506)
Other	(21,616)	(1,137)	1,802	(20,951)
Deductible temporary differences:
Asset retirement obligations	185,336	(40,693)	632	145,275
Financial derivatives	31,492	(31,492)	—	—
Non-capital losses (1)	342,884	61,005	12,242	416,131
Finance costs	55,027	1,188	4,736	60,951
Net deferred income tax liability	$(167,456)	$(31,716)	$(9,442)	$(208,614)
(1)Non-capital loss carry-forwards at December 31, 2022 totaled $1.8 billion and will expire from 2033 to 2040.